Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	1,149,047,968.90	46,876
Yield Supplement Overcollateralization Amount 05/31/25	63,972,510.99	0
Receivables Balance 05/31/25	1,213,020,479.89	46,876
Principal Payments	43,836,751.09	1,522
Defaulted Receivables	315,170.78	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	60,856,133.77	0
Pool Balance at 06/30/25	1,108,012,424.25	45,346

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.19%
Prepayment ABS Speed	1.88%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	6,757,482.11	292
Past Due 61-90 days	1,852,090.54	65
Past Due 91-120 days	144,528.22	4
Past Due 121+ days	0.00	0
Total	8,754,100.87	361

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	185,653.72
Aggregate Net Losses/(Gains) - June 2025	129,517.06
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	9,972,111.82
Actual Overcollateralization	9,972,111.82
Weighted Average Contract Rate	6.54%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	58.90

Flow of Funds	$ Amount
Collections	50,650,054.22
Investment Earnings on Cash Accounts	47,570.54
Servicing Fee	(1,010,850.40)
Transfer to Collection Account	-
Available Funds	49,686,774.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,984,609.29
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	13,764,470.48
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,972,111.82
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,765,582.77

Total Distributions of Available Funds	49,686,774.36

Servicing Fee	1,010,850.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	1,139,976,894.73
Principal Paid	41,936,582.30
Note Balance @ 07/15/25	1,098,040,312.43

Class A-1
Note Balance @ 06/16/25	187,066,894.73
Principal Paid	41,936,582.30
Note Balance @ 07/15/25	145,130,312.43
Note Factor @ 07/15/25	55.8193509%

Class A-2a
Note Balance @ 06/16/25	220,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	220,000,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-2b
Note Balance @ 06/16/25	188,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	188,000,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-3
Note Balance @ 06/16/25	408,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	408,000,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-4
Note Balance @ 06/16/25	82,330,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	82,330,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	36,380,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	36,380,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	18,200,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	18,200,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,984,609.29
Total Principal Paid	41,936,582.30
Total Paid	45,921,191.59

Class A-1
Coupon	4.46100%
Interest Paid	672,240.48
Principal Paid	41,936,582.30
Total Paid to A-1 Holders	42,608,822.78

Class A-2a
Coupon	4.38000%
Interest Paid	803,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	803,000.00

Class A-2b
SOFR Rate	4.30385%
Coupon	4.77385%
Interest Paid	722,973.06
Principal Paid	0.00
Total Paid to A-2b Holders	722,973.06

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2851648
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.5751806
Total Distribution Amount	37.8603454

A-1 Interest Distribution Amount	2.5855403
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	161.2945473
Total A-1 Distribution Amount	163.8800876

A-2a Interest Distribution Amount	3.6500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.6500000

A-2b Interest Distribution Amount	3.8456014
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.8456014

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	328.22
Noteholders' Third Priority Principal Distributable Amount	433.99
Noteholders' Principal Distributable Amount	237.79

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	3,032,278.96
Investment Earnings	10,625.86
Investment Earnings Paid	(10,625.86)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96